   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 28, 2000


                                                      REGISTRATION NOS. 811-3084
                                                                         2-68723
--------------------------------------------------------------------------------
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        / /
                          PRE-EFFECTIVE AMENDMENT NO.                        / /

                        POST-EFFECTIVE AMENDMENT NO. 30                      /X/

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 31                             /X/

                        (Check appropriate box or boxes)
                            ------------------------

                      PRUDENTIAL SMALL COMPANY FUND, INC.

               (Exact name of registrant as specified in charter)


                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
               (Address of Principal Executive Offices)(Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7525

                         MARGUERITE E.H. MORRISON, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
               (Name and Address of Agent for Service of Process)
                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.
             It is proposed that this filing will become effective
                            (check appropriate box):

                       / / immediately upon filing pursuant to paragraph (b)

                       /X/ on December 1, 2000 pursuant to paragraph (b)

                       / / 60 days after filing pursuant to paragraph (a)(1)

                       / / on (date) pursuant to paragraph (a)(1)

                       / / 75 days after filing pursuant to paragraph (a)(2)

                       / / on (date) pursuant to paragraph (a)(2) of rule 485.

                          If appropriate, check the following box:

                       /X/ this post-effective amendment designates a new
                           effective date for a previously filed post-effective amendment.

Title of Securities Being Registered...............  Shares of Common Stock, par value $.01 per share

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--------------------------------------------------------------------------------

    Parts A, B and C of Form N-1A are hereby incorporated by reference to Parts A, B and C, respectively, of Registrant's Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A (File No. 333-66895) filed on September 29, 2000.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and the State of New Jersey, on the 28th day of November, 2000.


                                      PRUDENTIAL SMALL COMPANY FUND, INC.


                                               /s/ David R. Odenath, Jr.
                                      ------------------------------------------



                                             DAVID R. ODENATH, JR., PRESIDENT


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                  SIGNATURE                                  TITLE                        DATE
                  ---------                                  -----                        ----
                  /s/ Saul K. Fenster
    ------------------------------------       Director                               November 28, 2000
                SAUL K. FENSTER

                  /s/ Delayne D. Gold
    ------------------------------------       Director                               November 28, 2000
                DELAYNE D. GOLD

                  /s/ Robert F. Gunia
    ------------------------------------       Director                               November 28, 2000
                ROBERT F. GUNIA

            /s/ Douglas H. McCorkindale
    ------------------------------------       Director                               November 28, 2000
            DOUGLAS H. MCCORKINDALE

             /s/ W. Scott McDonald, Jr.
    ------------------------------------       Director                               November 28, 2000
             W. SCOTT MCDONALD, JR.

                 /s/ Thomas T. Mooney
    ------------------------------------       Director                               November 28, 2000
                THOMAS T. MOONEY

                  /s/ Stephen P. Munn
    ------------------------------------       Director                               November 28, 2000
                STEPHEN P. MUNN

              /s/ David R. Odenath, Jr.
    ------------------------------------       President and Director                 November 28, 2000
             DAVID R. ODENATH, JR.

               /s/ Richard A. Redeker
    ------------------------------------       Director                               November 28, 2000
               RICHARD A. REDEKER

                    /s/ Judy A. Rice
    ------------------------------------       Director                               November 28, 2000
                  JUDY A. RICE

                  /s/ Robin B. Smith
    ------------------------------------       Director                               November 28, 2000
                 ROBIN B. SMITH

                /s/ Louis A. Weil, III
    ------------------------------------       Director                               November 28, 2000
               LOUIS A. WEIL, III

                /s/ Clay T. Whitehead
    ------------------------------------       Director                               November 28, 2000
               CLAY T. WHITEHEAD

                  /s/ Grace C. Torres          Treasurer and Principal Financial      November 28, 2000
    ------------------------------------         and Accounting Officer
                GRACE C. TORRES

                                 EXHIBIT INDEX

    EXHIBITS
ITEM 23.  EXHIBITS.

(a) (1) Amended and Restated Articles of Incorporation. Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 17 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1993 (File No. 2-68723).

    (2) Articles of Amendment. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

    (3) Articles of Amendment. Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 24 to the Registration Statement filed on Form N-1A via EDGAR on December 13, 1996 (File No. 2-68723).

    (4) Articles of Amendment. Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on December 2, 1997 (File No. 2-68723).

    (5) Articles Supplementary. Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A via EDGAR on November 27, 1998 (File No. 2-68723).


    (6) Articles of Amendment. Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on September 29, 2000 (File No. 2-68723).



(b) Amended and Restated By-Laws. Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on September 29, 2000 (File No. 2-68723).


(c) Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibit 4(c) to Post-Effective Amendment
    No. 17 to the Registration Statement filed on Form N-1A via EDGAR filed on November 29, 1993 (File No. 2-68723).

(d) (1) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc. Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on September 28, 1999 (File No. 2-68723).

    (2) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation. Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on September 28, 1999 (File No. 2-68723).


    (3) Amendment to Subadvisory Agreement. Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on September 29, 2000 (File No. 2-68723).



    (4) Interim Subadvisory Agreement with Jennison Associates LLC. Incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on September 29, 2000 (File No. 2-68723).


(e) (1) Distribution Agreement. Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A via EDGAR on November 27, 1998 (File No. 2-68723).

    (2) Form of Selected Dealer Agreement. Incorporated by reference to
       Exhibit 6(b) to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A via EDGAR on November 27, 1998 (File No. 2-68723).

(g) (1) Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on September 28, 1999 (File No. 2-68723).

    (2) Amended Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 14 to the Registration Statement filed on Form N-1A (File No. 2-68723).

    (3) Amendment to Custodian Agreement. Incorporated by reference to Exhibit
       (g)(3) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on September 28, 1999 (File No. 2-68723).

(h) (1) Transfer Agency Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated January 1, 1988. Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on September 28, 1999 (File No. 2-68723).

    (2) Amendment to Transfer Agency Agreement. Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on September 28, 1999 (File No. 2-68723).

(i)  (1)  Opinion and Consent of Counsel. Incorporated by reference to
          Exhibit (i) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on September 28, 1999 (File No. 2-68723).


    (2)  Consent of Counsel.*



(j)      Consent of Independent Accountants.*


(m) (1) Amended and Restated Distribution and Service Plan for Class A shares. Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A via EDGAR on November 27, 1998 (File No. 2-68723).

    (2) Amended and Restated Distribution and Service Plan for Class B shares. Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A via EDGAR on November 27, 1998 (File No. 2-68723).

    (3) Amended and Restated Distribution and Service Plan for Class C shares. Incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A via EDGAR on November 27, 1998 (File No. 2-68723).

(n) Rule 18f-3 Plan. Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A via EDGAR on November 27, 1998 (File No. 2-68723).


(p) (1)  Fund's Amended Code of Ethics.*



    (2) Manager's, Investment Adviser's and Distributor's Amended Code of
       Ethics.*



    (3) Jennison Associates LLC Code of Ethics. Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on September 29, 2000 (File No. 2-68723).


------------------------

  *To be filed by amendment